Concentrations (Details) - Schedule of Supplier That Accounted - USD ($)	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Concentrations (Details) - Schedule of Supplier That Accounted [Line Items]
Total Purchases amount	$ 6,590,899		$ 2,188,426		$ 5,906,739
Total Purchases percentage	45.00%		10.00%		27.00%
Supplier G [Member]
Concentrations (Details) - Schedule of Supplier That Accounted [Line Items]
Total Purchases amount	$ 2,526,308			[1]		[1]
Total Purchases percentage	17.00%			[1]		[1]
Supplier K [Member]
Concentrations (Details) - Schedule of Supplier That Accounted [Line Items]
Total Purchases amount	$ 2,179,826			[1]		[1]
Total Purchases percentage	15.00%			[1]		[1]
Supplier L [Member]
Concentrations (Details) - Schedule of Supplier That Accounted [Line Items]
Total Purchases amount	$ 1,884,765			[1]		[1]
Total Purchases percentage	13.00%			[1]		[1]
Supplier M [Member]
Concentrations (Details) - Schedule of Supplier That Accounted [Line Items]
Total Purchases amount		[1]	$ 2,188,426			[1]
Total Purchases percentage		[1]	10.00%			[1]
Supplier N [Member]
Concentrations (Details) - Schedule of Supplier That Accounted [Line Items]
Total Purchases amount		[1]		[1]	$ 3,485,941
Total Purchases percentage		[1]		[1]	16.00%
Supplier O [Member]
Concentrations (Details) - Schedule of Supplier That Accounted [Line Items]
Total Purchases amount		[1]		[1]	$ 2,420,798
Total Purchases percentage		[1]		[1]	11.00%

[1]	The percentage is below 10%